Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (110,833,045)		$ (78,483,156)
Working capital	19,607,862
Net cash used in operating activities	(15,789,498)		(10,923,346)	$ (11,887,122)
Restricted cash	20,676
Cumulative-effect adjustment to shareholders’ equity					$ 5,888,082
Inventory write-down	557,518		$ 154,664
Long term investments interest
Impairment on equity investment	150,708
Recognize revenue	265,290
Cost of revenues	19,741,689		17,379,144	10,885,731
Deferred revenue	1,654,145		2,553,808
Recognized deferred revenue	1,800,557		1,545,866	900,686
Other income	966,899		216,893	853,011
Underpayment of taxes	$ 14,123	¥ 100,000
Selling consumer products rate	13.00%	13.00%
General tax payer rate	6.00%	6.00%
Statutory surplus percentage	10.00%	10.00%
General reserve percentage	50.00%	50.00%
Number of reportable segment	1	1
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Long term investments interest	20.00%
Recognize revenue	$ 71,861
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Long term investments interest	50.00%
Recognize revenue	$ 187,995
VIE [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory surplus percentage	50.00%	50.00%
Nonconsolidated Investees, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest percentage	20.00%
Contract costs [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of revenues	$ 19,741,689		$ 17,379,144	$ 10,885,731